Schedule of Investments (unaudited) May 31, 2020	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$36,970	$36,944,006
0.13%, 05/31/22	297,346	297,148,544
0.13%, 05/15/23	132,062	131,814,384
0.25%, 04/15/23	904,664	906,395,581
0.38%, 03/31/22	14,639	14,694,538
1.13%, 02/28/21	25	25,174
1.13%, 08/31/21	868,177	878,350,949
1.25%, 03/31/21	25	25,218
1.25%, 10/31/21	65,405	66,386,075
1.38%, 04/30/21	393,250	397,459,002
1.38%, 10/15/22	431,470	443,689,364
1.38%, 02/15/23	58,769	60,665,218
1.38%, 06/30/23	100,000	103,617,188
1.50%, 01/31/22	133,105	136,027,070
1.50%, 08/15/22	133,581	137,484,070
1.50%, 09/15/22	14,400	14,837,625
1.50%, 01/15/23	66,824	69,128,906
1.50%, 02/28/23	145,095	150,326,355
1.50%, 03/31/23	98,264	101,922,031
1.63%, 08/15/22	12,136	12,524,257
1.63%, 08/31/22	294,175	303,735,687
1.63%, 11/15/22	1,245,594	1,289,773,973
1.63%, 04/30/23	132,728	138,254,876
1.75%, 11/30/21	49,862	51,034,536
1.75%, 02/28/22	16,798	17,259,289
1.75%, 03/31/22	34,475	35,467,503
1.75%, 04/30/22	134,228	138,296,786
1.75%, 05/15/22	220,109	226,884,230
1.75%, 05/31/22	876,282	903,802,732
1.75%, 06/30/22	108,524	112,076,466
1.75%, 07/15/22	1,256,790	1,298,666,632
1.75%, 09/30/22	159,160	164,985,504
1.75%, 01/31/23	57,190	59,566,959
1.75%, 05/15/23	150,000	156,867,188
1.88%, 01/31/22	276,801	284,607,652
1.88%, 02/28/22	203,588	209,608,160
1.88%, 03/31/22	25,409	26,198,481
1.88%, 04/30/22	1,222,778	1,262,470,523
1.88%, 05/31/22	207,244	214,287,059
1.88%, 07/31/22	612,036	634,461,378
1.88%, 08/31/22	144,498	150,052,142
1.88%, 09/30/22	128,901	133,986,547
1.88%, 10/31/22	485,817	505,705,133
2.00%, 09/30/20	25	25,148
2.00%, 11/30/20(a)	25	25,226
2.00%, 02/28/21	25	25,336
2.00%, 05/31/21	149,879	152,566,284
2.00%, 08/31/21	377,548	386,057,577
2.00%, 10/31/21	369,280	378,786,076
2.00%, 12/31/21	104,259	107,252,374

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 07/31/22	$69,479	$72,225,592
2.00%, 10/31/22	152,357	159,052,376
2.00%, 11/30/22	225,711	235,929,713
2.00%, 02/15/23	106,311	111,506,120
2.13%, 01/31/21	25	25,320
2.13%, 06/30/21	47,142	48,116,145
2.13%, 08/15/21	516,867	528,799,361
2.13%, 09/30/21	79,926	81,986,592
2.13%, 05/15/22	1,272,352	1,320,761,024
2.13%, 06/30/22	397,430	413,606,641
2.25%, 03/31/21	25	25,425
2.25%, 04/30/21	716,951	730,309,812
2.25%, 07/31/21	17,533	17,951,463
2.25%, 04/15/22	523,262	543,518,068
2.38%, 03/15/21	25	25,430
2.38%, 01/31/23	255,051	269,895,764
2.50%, 01/15/22	1,384,664	1,436,697,070
2.50%, 02/15/22	989,526	1,028,643,200
2.50%, 03/31/23	70,230	74,811,411
2.63%, 06/15/21	264,667	271,314,691
2.63%, 07/15/21	168,209	172,769,042
2.63%, 02/28/23	393,260	419,559,262
2.75%, 08/15/21	472,722	487,198,802
2.75%, 04/30/23	372,483	400,128,760
2.88%, 10/15/21	686,267	711,626,396
2.88%, 11/15/21	417,447	433,769,829
7.13%, 02/15/23	17,798	21,147,639
7.25%, 08/15/22	8,974	10,377,470
8.75%, 08/15/20	1	1,018

		23,304,032,448

Total U.S. Government Obligations — 99.2% (Cost: $22,938,454,932)		23,304,032,448

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)(d)	658,284	658,284,000

Total Short-Term Investments — 2.8% (Cost: $658,284,000)		658,284,000

Total Investments in Securities — 102.0% (Cost: $23,596,738,932)		23,962,316,448

Other Assets, Less Liabilities — (2.0)%		(462,049,658)

Net Assets — 100.0%		$23,500,266,790

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	430,356	227,928	658,284	$658,284,000	$522,474	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$23,304,032,448	$—	$23,304,032,448
Money Market Funds	658,284,000	—	—	658,284,000

	$658,284,000	$23,304,032,448	$—	$23,962,316,448

2